UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21770

SUNAMERICA FOCUSED ALPHA GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

Harborside Financial Center,
3200 Plaza 5 Jersey City, NJ 07311

(Address of principal executive offices) (Zip code)

John T. Genoy
Senior Vice President
SunAmerica Asset Management Corp.
Harborside Financial Center,
3200 Plaza 5
Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

Item 1. Schedule of Investments.

SUNAMERICA FOCUSED ALPHA GROWTH FUND, INC.
Portfolio of Investments — September 30, 2009 — (unaudited)

	Shares/
	Principal	Market Value
Security Description	Amount	(Note 1)

COMMON STOCK — 88.1%
Apparel Manufacturers — 1.2%
Under Armour, Inc., Class A†	130,000	$3,617,900

Building-Residential/Commercial — 1.3%
Toll Brothers, Inc.†	200,000	3,908,000

Casino Hotels — 1.1%
Wynn Resorts, Ltd.†	45,000	3,190,050

Chemicals-Diversified — 8.6%
The Dow Chemical Co.	953,262	24,851,540

Commercial Services-Finance — 1.6%
Morningstar, Inc.†	97,600	4,739,456

Computers — 7.1%
Apple, Inc.†	110,847	20,547,708

Decision Support Software — 1.0%
MSCI, Inc., Class A†	100,000	2,962,000

Distribution/Wholesale — 1.1%
Fastenal Co.	80,000	3,096,000

Diversified Banking Institutions — 7.6%
JPMorgan Chase & Co.	237,629	10,412,903
The Goldman Sachs Group, Inc.	62,914	11,598,196

		22,011,099

Diversified Minerals — 5.6%
BHP Billiton PLC ADR	292,200	16,100,220

Electric-Transmission — 3.4%
ITC Holdings Corp.	215,000	9,771,750

Electronic Components-Semiconductors — 5.3%
Intel Corp.	780,658	15,277,477

Finance-Investment Banker/Broker — 2.8%
Jefferies Group, Inc.†	300,000	8,169,000

Instruments-Controls — 0.8%
Mettler-Toledo International, Inc.†	25,000	2,264,750

Insurance-Property/Casualty — 0.7%
Arch Capital Group, Ltd.†	30,000	2,026,200

Investment Management/Advisor Services — 1.0%
Eaton Vance Corp.	100,000	2,799,000

Medical Instruments — 2.4%
Edwards Lifesciences Corp.†	100,000	6,991,000

Medical-Hospitals — 2.2%
Community Health Systems, Inc.†	200,000	6,386,000

Multimedia — 1.1%
FactSet Research Systems, Inc.	50,000	3,312,000

Oil & Gas Drilling — 5.5%
Transocean, Ltd.†	184,824	15,807,997

Oil Companies-Exploration & Production — 2.2%
Encore Acquisition Co.†	170,000	6,358,000

Retail-Restaurants — 3.2%
McDonald’s Corp.	163,952	9,356,741

Retail-Sporting Goods — 3.7%
Dick’s Sporting Goods, Inc.†	475,000	10,640,000

Schools — 2.3%
DeVry, Inc.	120,000	6,638,400

Soap & Cleaning Preparation — 2.7%
Church & Dwight Co., Inc.	140,000	7,943,600

Textile-Home Furnishings — 1.0%
Mohawk Industries, Inc.†	60,000	2,861,400

Transport-Services — 2.2%
Expeditors International of Washington, Inc.	180,000	6,327,000

Web Portals/ISP — 5.9%
Google, Inc., Class A†	34,192	16,954,103

Wireless Equipment — 3.5%
QUALCOMM, Inc.	222,302	9,999,144

Total Long-Term Investment Securities
(cost $199,088,754)		254,907,535

SHORT-TERM INVESTMENT SECURITIES — 12.0%
Time Deposit — 12.0%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 10/01/09 (cost $34,663,000)	$34,663,000	34,663,000

TOTAL INVESTMENTS (cost $233,751,754) (1)	100.1%	289,570,535
Liabilities in excess of other assets	(0.1)	(212,456)

NET ASSETS	100.0%	$289,358,079

†	Non-income producing security

(1)	See Note 2 for cost of investments on a tax basis.

ADR	— American Depository Receipt
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009 (see Note 1):

	Level 1 -
	Unadjusted Quoted	Level 2- Other	Level 3-Signifcant
	Prices	Observable Inputs	Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
Chemicals-Diversified	$24,851,540	$—	$—	$24,851,540
Computers	20,547,708	—	—	20,547,708
Diversified Banking Institutions	22,011,099	—	—	22,011,099
Diversified Minerals	16,100,220	—	—	16,100,220
Electric Components-Semiconductors	15,277,477	—	—	15,277,477
Oil & Gas Drilling	15,807,997	—	—	15,807,997
Web Portals/ISP	16,954,103	—	—	16,954,103
Other Industries*	123,357,391	—	—	123,357,391
Short-Term Investment Securities:
Time Deposit	—	34,663,000	—	34,663,000

Total	$254,907,535	$34,663,000	$—	$289,570,535

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.
See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — September 30, 2009 — (unaudited)
Note 1. Security Valuation Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the SunAmerica Focused Alpha Growth, Inc, (the “Fund”) uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Directors (the “Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.
Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.
Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.
The various inputs that may be used to determine the value of the Fund’s investments are summarized into three broad levels listed below:
Level 1 — Unadjusted quoted prices in active markets for identical securities
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, quoted prices in inactive markets, etc.)
Level 3 — Significant unobservable inputs (includes inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The summary of the inputs used to value the Fund’s net assets as of September 30, 2009 are reported on a schedule following the Portfolio of Investments.
Note 2. Federal Income Taxes As of September 30, 2009, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities, were as follows:

Cost (tax basis)	$233,751,802

Appreciation	$64,829,261
Depreciation	(9,010,528)

Net unrealized appreciation (depreciation)	$55,818,733

ADDITIONAL INFORMATION
Additional information is available in the Fund’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.
a)       An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.
b)      There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as
Exhibit 99. CERT.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
SunAmerica Focused Alpha Growth Fund, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	November 25, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	November 25, 2009

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date:	November 25, 2009